Segment information	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Segment information

30. Segment information

The Group is a diversified natural resource group engaged in exploring, extracting and processing minerals and oil and gas. The Group produces zinc, lead, silver, copper, aluminium, iron ore, oil and gas, commercial power and glass substrate and has a presence across India, South Africa, U.A.E, Namibia, Ireland, Australia, Liberia, South Korea and Taiwan. The Group has seven reportable segments: copper, aluminum, iron ore, power, Zinc India (comprises of zinc, silver and lead India), Zinc international, oil and gas and other. The management of the Group is organized by its main products: copper, zinc (comprises of zinc and lead India, silver India and zinc international), aluminum, iron ore, oil and gas, power and others. Each of the reportable segments derives its revenues from these main products and hence these have been identified as reportable segments by the Group’s chief operating decision maker (“CODM”).

Copper

The Group’s copper business is owned and operated by the Company, Copper Mines of Tasmania Pty Ltd (“CMT”) and Fujairah Gold FZC and is principally one of custom smelting and includes a copper smelter, a refinery, a phosphoric acid plant, a sulphuric acid plant, a copper rod plant and three captive power plants at Tuticorin in Southern India, and a refinery and two copper rod plants at Silvassa in Western India. In addition, the Group owns and operates the Mt. Lyell copper mine in Tasmania, Australia through its subsidiary, CMT, which provides a small percentage of the copper concentrate requirements (presently under care and maintenance), and a precious metal refinery and copper rod plant in Fujairah through its subsidiary Fujairah Gold FZC in the UAE.

The Group’s copper business has received an order from Tamil Nadu Pollution Control Board (TNPCB) on April 09, 2018, whereby TNPCB has rejected the Company’s application for renewal of consent to operate under the Air and Water Acts for the 400,000 tpa copper smelter plant in Tuticorin for want of further clarification and consequently the operations were suspended. The Company has filed an appeal with TNPCB Appellate authority against the said order. During the pendency of the appeal, TNPCB through its order dated May 23, 2018 ordered for disconnection of electricity supply and closure of our copper smelter plant. Post such order, the state government on May 28, 2018 ordered the permanent closure of the plant. The Company is taking all the necessary steps to restart its operations in Tuticorin. (Refer Note 3 W(xii))

Zinc India

The Group’s zinc India business is owned and operated by Hindustan Zinc Limited (“HZL”) in which it has a 64.9% interest as at March 31, 2016, March 31, 2017 and March 31, 2018. HZL’s operations include five lead-zinc mines, one rock phosphate mine, four hydrometallurgical zinc smelters, two lead smelters, one pyro metallurgical lead-zinc smelter, eight sulphuric acid plants, a silver refinery and six captive power plants in State of Rajasthan in Northwest India and one zinc ingot processing and refining plant at Haridwar and one silver refinery, one zinc ingot processing and refining plant and one lead ingot processing and refining plant at Pantnagar in the State of Uttarakhand in North India.

Zinc International

The Group’s zinc international business comprises Skorpion mine and refinery in Namibia operated through THL Zinc Namibia Holdings (Proprietary) Limited (“Skorpion”), Lisheen mine in Ireland operated through Vedanta Lisheen Holdings Limited (“Lisheen”) and Black Mountain Mining (Proprietary) Limited (“BMM”), whose assets include the Black Mountain mine and the Gamsberg mine project which is in development stage, located in South Africa. The Group has 100% interest in Skorpion, 74% interest in BMM and 100% interest in Lisheen (which owns the Lisheen mine in Ireland which has ceased operations in December 2015).

Aluminum

The Group’s aluminium business is owned and operated by the Company and Bharat Aluminium Company Limited (“BALCO”) in which it has a 51% interest as at March 31, 2016, March 31, 2017 and March 31, 2018. Vedanta Limited’s Aluminium operations include a refinery and a captive power plant at Lanjigarh and a smelter, a thermal coal based captive power facility at Jharsuguda both situated in the State of Odisha in India. The pots are in the stage of commissioning in the 1.25 mtpa Jharsuguda-II Aluminium smelter with 879 pots having been commissioned by March 31, 2018. BALCO’s partially integrated aluminium operations are comprised of two bauxite mines, captive power plants, smelting and fabrication facilities in central India.

Power

The Group’s power business is owned and operated by the Company, BALCO, HZL, MEL and Talwandi Sabo Power Limited (“TSPL”), which are engaged in the power generation business in India. Vedanta Limited’s power operations include a thermal coal-based commercial power facility of 600MW at Jharsuguda in the State of Odisha in Eastern India. BALCO power operations include 600MW (two units of 300MW each) thermal coal based power plant at Korba. TSPL had signed a PPA with the Punjab State Power Corporation Limited (“PSPCL”) for the establishment of 1,980 MW (three units of 660MW each) thermal coal-based commercial power facilities. Power business also includes 274MW of wind power plants commissioned by HZL and 106.5 MW power plant at MALCO Energy Limited (“MEL”) situated near Mettur Dam in the State of Tamil Nadu in southern India (presently under care and maintenance).

Iron ore

The Group’s iron ore business is owned by Vedanta Limited and by two wholly owned subsidiaries, Sesa Resources Limited and Sesa Mining Corporation Limited and consists of exploration, mining and processing of iron ore, pig iron and metallurgical coke. The mining operations are carried out at Codli group, Bicholim mine, Surla mine and the Sonshi group of mines in state of Goa and Narrain mine, situated at state of Karnataka in India, a metallurgical coke and pig iron plant in state of Goa in India and also has a power plant in state of Goa in India for captive use. Group’s iron ore business also comprises Western Cluster Limited (“WCL”) in Liberia which has iron ore assets and is wholly owned subsidiary of the Group. WCL’s assets include development rights to western cluster and a network of iron ore deposits in West Africa. WCL’s assets were fully impaired in the year ended March 31, 2016.

The Group has recognised an impairment charge on its iron ore assets in Goa during the year ended March 31, 2018. (Refer note 8)

Oil and gas

The Group’s oil and gas business is owned and operated by the Company and its subsidiary Cairn Energy Hydrocarbon Limited and engaged in business of exploration and development and production of oil and gas. The Group has a diversified asset base with six blocks, one in state of Rajasthan in India, one on the west coast of India, three on the east coast of India and one in South Africa.

Other

The Group’s other activities include Vizag General Cargo Berth Private Limited (“VGCB”) and Maritime Ventures Private Limited (“MVPL) in which the Group owns a 100% interest. Vizag port project includes mechanisation of coal handling facilities at the outer harbor of Vishakhapatnam port on the east coast of India. MVPL is engaged in the business of rendering logistics and other allied services inter alia rendering stevedoring, and other allied services in Ports and other allied sectors. In December 2017, the Company through its wholly owned subsidiary, acquired 51.63% equity stake in AvanStrate (‘ASI’) which is also included in other segments. ASI is involved in manufacturing of glass substrate. (Refer Note 1)

Segment Revenue, Profit, Assets and Liabilities include the respective amounts identifiable to each of the segments and amount allocated on a reasonable basis. Unallocated expenditure consists of common expenditure incurred for all the segments and expenses incurred at corporate level. The assets and liabilities that cannot be allocated between the segments are shown as unallocated assets and unallocated liabilities respectively.

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 3. The operating segments reported are the segments of the Group for which separate financial information is available. Earnings before interest, depreciation and amortisation and tax (Segment profit) are evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Group’s financing (including finance and other costs and investment and other income) and income taxes are reviewed on an overall basis and are not allocated to operating segments. Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties except from power segment sales amounting to ₹ 413 million and ₹ 1,328 million ($ 20 million) which is at cost for the year ended March 31, 2017 and March 31, 2018 respectively.

The following table presents revenue and profit information and certain assets information regarding the Group’s business segments as at and for the year ended March 31, 2016 , March 31, 2017 and March 31, 2018.

a. For the year ended March 31, 2016

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales#	209,239	137,945	25,631	110,781	45,523	22,233	86,559	1,582	—	639,493
Inter-segment sales	23	—	—	129	4,303	541	—	245	(5,241)	—
Segment revenue	209,262	137,945	25,631	110,910	49,826	22,774	86,559	1,827	(5,241)	639,493
Cost of Sales and expenses	(187,057)	(70,975)	(21,070)	(102,443)	(37,167)	(18,407)	(52,286)	(1,259)	5,241	(485,423)
Segment profit	22,205	66,970	4,561	8,467	12,659	4,367	34,273	568	—	154,070
Depreciation and amortisation	(2,048)	(7,558)	(3,730)	(7,051)	(4,438)	(4,106)	(54,088)	(324)	—	(83,343)
Impairment (Refer Note 8)	(497)	—	—	—	—	(16,054)	(322,998)	—	—	(339,549)

Operating profit / (loss)	19,660	59,412	831	1,416	8,221	(15,793)	(342,813)	244	—	(268,822)
Finance and other costs										(59,584)
Investment and other income										43,998

Loss before tax										(284,408)

#	Includes sale to external customers and export incentives.

b. For the year ended March 31, 2017

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Revenue
Sales#	210,021	169,194	22,302	136,667	55,189	40,880	82,041	913	—	717,207
Inter-segment sales	155	206	—	195	890	410	—	70	(1,926)	—
Segment revenue	210,176	169,400	22,302	136,862	56,079	41,290	82,041	983	(1,926)	717,207
Cost of Sales and expenses	(193,212)	(73,901)	(13,121)	(113,662)	(39,637)	(28,199)	(41,149)	(869)	1,926	(501,824)
Segment profit	16,964	95,499	9,181	23,200	16,442	13,091	40,892	114	—	215,383
Depreciation and amortisation	(1,938)	(10,008)	(1,845)	(9,468)	(5,685)	(4,688)	(27,532)	(313)	—	(61,477)
Impairment (Refer Note 8)	—	—	—	(2,007)	—	—	845	—	—	(1,162)

Operating profit / (loss)	15,026	85,491	7,336	11,725	10,757	8,403	14,205	(199)	—	152,744
Finance and other costs										(61,600)
Investment and other income										45,428

Profit before tax										136,572

Assets and liabilities
Assets
Segment assets*	77,864	156,661	35,950	460,532	178,762	91,323	165,262	5,318	—	1,171,672
Financial assets investments										695
Deferred tax asset										77,582
Short-term investments										524,685
Cash and cash equivalents (including restricted cash and cash equivalents)										108,949
Current tax asset										28,312
Others										6,966

Total assets										1,918,861

Liabilities
Segment liabilities*	110,783	40,424	11,268	102,290	14,858	14,508	46,542	302	—	340,975
Short-term borrowings										413,126
Current tax liabilities										2,028
Long-term borrowings										332,654
Deferred tax liabilities										24,015
Others										92,275

Total liabilities										1,205,073

Additions to property, plant and equipments	1,626	21,788	4,850	18,956	5,223	650	8,886	2	—	61,981
Additions to Leasehold Land	—	—	—	290	—	—	—	—	—	290
Additions to exploration and evaluation assets	—	—	—	—	—	—	1,234	—	—	1,234
Additions to other intangibles assets	54	178	—	204	32	56	29	28	—	581

*	During the year ended March 31, 2017, three units of 600 MW each at Jharsuguda and 1 unit of 270 MW at Balco, Korba have been converted from commercial power plant to captive power plant, pursuant to an order of Orissa Electricity Regulatory Authority and increased inhouse demand respectively. Accordingly, the revenue, results, segment assets and segment liabilities of these plants have been disclosed as part of Aluminium segment.
#	Includes sale to external customers and export incentives.

c. For the year ended March 31, 2018

	Copper	Zinc India	Zinc International	Aluminium	Power	Iron Ore	Oil and Gas	Others	Elimination	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)

Revenue
Sales#	247,008	217,101	34,458	230,959	55,012	31,154	95,359	2,669	—	913,720	14,033
Inter-segment sales	—	—	—	253	1,506	263	—	124	(2,146)	—	—
Segment revenue	247,008	217,101	34,458	231,212	56,518	31,417	95,359	2,793	(2,146)	913,720	14,033
Cost of Sales and expenses	(234,089)	(94,469)	(20,313)	(202,054)	(39,830)	(27,720)	(41,041)	(2,240)	2,146	(659,610)	(10,130)
Segment profit	12,919	122,632	14,145	29,158	16,688	3,697	54,318	553	—	254,110	3,903
Depreciation and amortisation	(1,607)	(15,011)	(1,824)	(16,818)	(4,773)	(4,423)	(29,731)	(692)	—	(74,879)	(1,150)
Other items*	—	2,395	—	(2,774)	—	—	—	—	—	(379)	(6)
Impairment (Refer Note 8)	—	—	—	—	—	(48,599)	93,278	—	—	44,679	686

Operating profit / (loss)	11,312	110,016	12,321	9,566	11,915	(49,325)	117,865	(139)	—	223,531	3,433
Finance and other costs										(141,182)	(2,168)
Investment and other income										30,986	476

Profit before tax										113,335	1,741

Assets and liabilities
Assets
Segment assets	96,422	167,509	56,074	480,224	191,402	40,201	241,045	27,548	—	1,300,425	19,972
Financial assets investments										1,595	24
Deferred tax asset										58,635	901
Short-term investments										315,996	4,854
Cash and cash equivalents (including restricted cash and cash equivalents)										44,675	686
Current tax asset										34,040	523
Others										9,063	139

Total assets										1,764,429	27,099

Liabilities
Segment liabilities	89,352	41,475	11,079	134,059	17,447	16,287	55,535	1,979	—	367,213	5,640
Short-term borrowings										313,700	4,818
Current tax liabilities										3,123	48
Long-term borrowings										267,888	4,114
Deferred tax liabilities										43,340	666
Others										16,235	249

Total liabilities										1,011,499	15,535

Additions to property, plant and equipments	5,417	30,520	16,410	14,244	714	1,393	9,134	15,919		93,751	1,440
Additions to Leasehold Land	—	—	—	284	1	—	—	5	—	290	4
Additions to exploration and evaluation assets	—	—	—	—	—	—	1,131	—	—	1,131	17
Additions to other intangibles assets	—	67	2	1	—	—	214	2,055	—	2,339	36

#	Includes sale to external customers and export incentives.

*	Other item represents reversal of provision for contribution to District Mineral Foundation (DMF), gratuity charge due to change in limits and loss on unusable assets under construction.

Geographical Segment Analysis

The Group’s operations are located in India, Namibia, South Africa, UAE, Liberia, Ireland, Australia, South Korea and Taiwan. The following table provides an analysis of the Group’s sales by geographical market irrespective of the origin of the goods:

Year ended March 31,

	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
India	443,287	441,954	528,768	8,121
China	34,556	61,179	84,138	1,292
UAE	32,759	48,070	35,028	538
Others	128,891	166,004	265,786	4,082

	639,493	717,207	913,720	14,033

The following is an analysis of the carrying amount of non-current assets, excluding deferred tax assets, derivative financial assets, financial asset investments and other non-current financial assets analysed by the geographical area in which the assets are located: —

	As at March 31
	2017	2018	2018
	Carrying amount	Carrying amount	Carrying Amount
	(₹ in million)	(₹ in million)	(US dollars in million)
India	996,738	1,041,095	15,990
South Africa	20,898	37,079	569
Namibia	7,310	11,105	171
Taiwan	—	12,253	188
Others	1,897	6,130	94

	1,029,843	1,107,662	17,012

No single customer has accounted for more than 10% of the Group’s revenue for the year ended March 31, 2016, March 31, 2017 and March 31, 2018.